UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21960

TENNENBAUM OPPORTUNITIES FUND V, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES FUND V, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: SEPTEMBER 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2007

		Amount of
		Equity in Net	Fair
Security	Shares	Profit and Loss	Value

Equity and Equity Related Securities

Other Financial Investment Activities

Tennenbaum Opportunities Partners V, LP

Common Limited Partner Interest (1), (2)
(Acquired 12/15/06, 2/26/07, 6/28/07, 7/2/07, and 7/27/07 Cost $553,065,245)	1	100%	$516,254,783

Notes to Statement of Investments

(1) Restricted security.

(2) For information regarding the portfolio holdings of Tennenbaum Opportunities Partners V, LP, please see the Statement of Investments included in Tennenbaum Opportunities Partners V, LP’s Form N-Q.

Changes in Tennenbaum Opportunities Fund V, LLC’s 100% limited partnership interest in Tennenbaum Opportunities Partners V, LP during the nine months ended September 30, 2007 were as follows:

Beginning Balance	$145,014,518
Contribution	403,894,989
Losses	(18,091,353)
Distribution	(14,563,371)
Ending Balance	$516,254,783

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Fund V, LLC

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

By: /s/ Peyman S. Ardestani
------------------------------------------
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: November 29, 2007